Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' equity (deficit):
Note 9 - Stockholders' Equity

Convertible Preferred Stock, Series A

The Company has 10,000,000 authorized shares of Preferred Stock, of which 2,000,000 shares of $0.001 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”) have been designated. Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote. The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions. No shares of Series A Preferred Stock have been granted to date.

Common Stock

The Company has 300,000,000 authorized shares of $0.00001 par value Common Stock.

Common Stock (2013)

On September 25, 2013, the Company sold 1,000,000 shares of its common stock to a Director in exchange for proceeds of $50,000. Board of director compensation expense of $650,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On September 25, 2013, the Company granted 300,000 shares of common stock for services performed. The total fair value of the common stock was $210,000 based on the closing price of the Company’s common stock on the date of grant.

On July 19, 2013, the Company issued a total of 20,000 shares of its common stock that were sold on June 27, 2013 pursuant to warrant exercises amongst seven investors in exchange for total proceeds of $2,000 that were presented as a subscriptions payable at June 30, 2013.

On July 15, 2013, the Company granted 50,000 shares of common for services performed. The total fair value of the common stock was $46,500 based on the closing price of the Company’s common stock on the date of grant.

On various dates between July 2, 2013 and July 25, 2013, the Company issued a total of 61,000 shares of its common stock pursuant to warrant exercises at $0.50 per share amongst eight investors in exchange for total proceeds of $30,500.

On various dates between July 6, 2013 and July 25, 2013, the Company issued a total of 161,200 shares of its common stock pursuant to warrant exercises at $0.10 per share amongst twenty one investors in exchange for total proceeds of $16,120.

On July 3, 2013, the Company issued a total of 35,000 shares of its common stock that were sold on June 21, 2013 pursuant to warrant exercises amongst seven investors in exchange for total proceeds of $3,500 that were presented as a subscriptions payable at June 30, 2013.

On June 27, 2013, two warrant holders elected to exercise warrants consisting of a total of 20,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $2,000. The shares were subsequently issued on July 19, 2013, as such, the proceeds were presented as a subscriptions payable at June 30, 2013.

On June 21, 2013, a total of seven warrant holders elected to exercise warrants consisting of a total of 35,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $3,500. The shares were subsequently issued on July 3, 2013, as such, the proceeds were presented as a subscriptions payable at June 30, 2013.

On March 11, 2013, a warrant holder elected to exercise warrants consisting of a 10,000 shares of its common stock pursuant to a unit offering previously sold on February 28, 2011 in exchange for proceeds of $1,000.

On March 11, 2013, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $5,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 2, 2013, the Company granted 50,000 shares of common for services performed. The total fair value of the common stock was $36,450 based on the closing price of the Company’s common stock on the date of grant.

On February 27, 2013, the Company sold 500,000 shares of its common stock to the Chairman of the Board of Directors in exchange for proceeds of $25,000. Board of director compensation expense of $365,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,000,000 shares of its common stock to a Director in exchange for proceeds of $50,000. Board of director compensation expense of $780,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,500,000 shares of its common stock to a Director in exchange for proceeds of $75,000. Board of director compensation expense of $1,170,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 17, 2013, the Company sold 5,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 10, 2013, the Company sold 20,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $10,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 30, 2013, the Company sold 60,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $30,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 22, 2013, the Company sold 15,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $7,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 9, 2013, the Company issued 40,000 shares of its common stock that were sold on December 31, 2012 pursuant to a unit offering in exchange for proceeds of $20,000 that were presented as a subscriptions payable at December 31, 2012.

Common Stock (2012)

On December 31, 2012, the Company sold 40,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $20,000. The shares were subsequently issued on January 9, 2013, as such, the proceeds were presented as a subscriptions payable at December 31, 2012.

On October 24, 2012, a warrant holder elected to exercise warrants consisting of a 10,000 shares of its common stock pursuant to a unit offering previously sold on February 28, 2011 in exchange for proceeds of $1,000.

On September 21, 2012, four warrant holders elected to exercise warrants consisting of a total of 40,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $4,000.

On various dates from August 9, 2012 through September 18, 2012, the Company issued a total of 420,000 shares of the Company’s common stock at $0.10 per share amongst a total of forty four warrant holders, in exchange for total proceeds of $42,000 pursuant to warrant exercise notices from unit offerings previously sold on February 28, 2011.

On August 15, 2012, the Company sold 3,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $1,050. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $3,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $3,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 16, 2012, the Company sold 14,285 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $5,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 2, 2012, a warrant holder elected to exercise 250,000 cashless warrants of a total of 2,500,000 held, exercisable at $0.00001 per share. As a result, the Company issued an aggregate of 249,990 shares of common stock. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was accredited, had the opportunity to meet with and ask questions of management, and there was no solicitation in connection with the offering.

On June 11, 2012, the Company sold a total of 160,004 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for total proceeds of $56,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 8, 2012, the Company sold 6,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,100 to one of the Company’s directors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock (2011)

On various dates from April 1, 2011 through June 3, 2011, the Company sold a total of 228,000 shares of the Company’s common stock at $0.25 per share, in exchange for total proceeds of $57,000 to a total of eighteen independent investors. The Company was able to increase its offering price from its February 28, 2011 offerings due to developments with regard to an anticipated Cooperative Research and Development Agreement, or CRADA, involving clinical tests on patients which it anticipates will be conducted in conjunction with the Department of Defense, along with the increased enterprise value generated from the capital previously received.

On February 28, 2011, the Company sold a total of 723,200 shares of the Company’s common stock at $0.10 per share, along with warrants to purchase a total of 723,200 shares of common stock at $0.10 per share over a one year period beginning from the date the Company began trading on a public stock exchange, which was August 1, 2012, in exchange for total proceeds of $72,320 to a total of eighty five independent investors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the 723,200 common stock warrants using the Black-Scholes option-pricing model is $1,121, or $0.00155 per share, based on a 105% volatility, risk-free interest rate of 3.27% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $506. The Company was able to increase its offering price as it advanced in the development of its business, along with the progression of events that will enable it to bring the Company to a public trading platform and increase the implied value attributed to the potential liquidity to third party investors.

On January 20, 2011, the Company sold 500,000 founder’s shares at the par value of $0.00001 per share in exchange for proceeds of $5 to a newly appointed director. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The shares issued carried a total fair value of $160, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	500,000 shares of common stock valued at a total of $160, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

Common Stock (2010)

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, at a fair value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s CEO. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.
-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, and an intrinsic value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s Chairman of the Board. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010, through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.
-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold a total of 4,000,000 founder’s shares at the par value of $0.00001 per share in exchange for total proceeds of $40 to four of the Company’s directors. The shares issued carried a total fair value of $1,280, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The fair value of the common stock issuances to the founders using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	1,000,000 shares of common stock issued to each of four directors valued at $320 each, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

Beneficial Conversion Feature

On August 13, 2013, the Company entered into a convertible promissory note with LG Capital Funding, LLC. The beneficial conversion feature discount resulting from the conversion price that was $0.3737 below the market price of $0.80 on the August 13, 2013 origination date resulted in a debt discount value of $23,236 that was recognized as additional paid in capital and is being amortized on a straight line basis over the life of the loan.

Common Stock (2012)

On December 31, 2012, the Company sold 40,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $20,000. The shares were subsequently issued on January 9, 2013, as such, the proceeds are presented as a subscriptions payable at December 31, 2012.

On October 24, 2012, a warrant holder elected to exercise warrants consisting of a 10,000 shares of its common stock pursuant to a unit offering previously sold on February 28, 2011 in exchange for proceeds of $1,000.

On September 21, 2012, four warrant holders elected to exercise warrants consisting of a total of 40,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $4,000.

On various dates from August 9, 2012 through September 18, 2012, the Company issued a total of 420,000 shares of the Company’s common stock at $0.10 per share amongst a total of forty four warrant holders, in exchange for total proceeds of $42,000 pursuant to warrant exercise notices from unit offerings previously sold on February 28, 2011.

On August 15, 2012, the Company sold 3,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $1,050. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $3,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 9, 2012, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $3,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 16, 2012, the Company sold 14,285 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $5,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 2, 2012, a warrant holder elected to exercise 250,000 cashless warrants of a total of 2,500,000 held, exercisable at $0.00001 per share. As a result, the Company issued an aggregate of 249,990 shares of common stock. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was accredited, had the opportunity to meet with and ask questions of management, and there was no solicitation in connection with the offering.

On June 11, 2012, the Company sold a total of 160,004 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for total proceeds of $56,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 8, 2012, the Company sold 6,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,100 to one of the Company’s Directors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock (2011)

On various dates from April 1, 2011 through June 3, 2011, the Company sold a total of 228,000 shares of the Company’s common stock at $0.25 per share, in exchange for total proceeds of $57,000 to a total of eighteen independent investors. The Company was able to increase its offering price from its February 28, 2011 offerings due to developments with regard to an anticipated Cooperative Research and Development Agreement, or CRADA, involving clinical tests on patients which it anticipates will be conducted in conjunction with the Department of Defense, along with the increased enterprise value generated from the capital previously received.

On February 28, 2011, the Company sold a total of 723,200 shares of the Company’s common stock at $0.10 per share, along with warrants to purchase a total of 723,200 shares of common stock at $0.10 per share over a two year period beginning one year from the date the Company begins trading on a public stock exchange, in exchange for total proceeds of $72,320 to a total of eighty five independent investors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the 723,200 common stock warrants using the Black-Scholes option-pricing model is $1,121, or $0.00155 per share, based on a 105% volatility, risk-free interest rate of 3.27% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $506. The Company was able to increase its offering price as it advanced in the development of its business, along with the progression of events that will enable it to bring the Company to a public trading platform and increase the implied value attributed to the potential liquidity to third party investors.

On January 20, 2011, the Company sold 500,000 founder’s shares at the par value of $0.00001 per share in exchange for proceeds of $5 to a newly appointed director. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The shares issued carried a total fair value of $160, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	500,000 shares of common stock valued at a total of $160, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

Common Stock (2010)

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, at a fair value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s CEO. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, and an intrinsic value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s Chairman of the Board. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010, through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold a total of 4,000,000 founder’s shares at the par value of $0.00001 per share in exchange for total proceeds of $40 to four of the Company’s directors. The shares issued carried a total fair value of $1,280, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The fair value of the common stock issuances to the founders using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	1,000,000 shares of common stock issued to each of four Directors valued at $320 each, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.